Inventory	12 Months Ended
Dec. 31, 2019
Inventory
Inventory	NOTE J. INVENTORY

($ in millions)
At December 31:	2019	2018
Finished goods	$220	$266
Work in process and raw materials	1,399	1,415
Total	$1,619	$1,682